Shareholder Fees - ETF - Vanguard Total International Bond Index Fund - ETF Shares	Feb. 25, 2021 USD ($)
Shareholder Fees:
Transaction Fee on Purchases and Sales	none
Transaction Fee on Reinvested Dividends	none
Transaction Fee on Conversion to ETF Shares	none